Brumadinho dam failure - Provision for individual indemnification and other commitments (Details) ha in Thousands, R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) ha item	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 BRL (R$)
Provisions.
Provision	$ 4,021		$ 3,989
Geotechnical safety of the remaining structures
Provisions.
Provision	158		179
Individual indemnification
Provisions.
Provision	252		$ 267
IBAMA fines
Provisions.
Provision	$ 50	R$ 250		$ 30	R$ 150
Environmental projects
Provisions.
Number of parks in which environmental projects will be done | item	7
Area of property in which environmental projects will be done | ha	794
Sanitation programs
Provisions.
Provision	$ 20	R$ 100